Credit Impairment Losses - Summary of Credit Impairment Losses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit impairment losses [abstract]
Accounts and other receivables and contract assets	¥ 1,499,344	¥ 794,116	¥ 723,774
Financing guarantee contracts	772,614	120,961	501,704
Loans to customers	744,893	(63,240)	(412,843)
Financial assets at amortized cost	18,193	1,010,867	121,989
Others	144	41	(30)
Credit impairment losses	¥ 3,035,188	¥ 1,862,745	¥ 934,594